Financial instruments recognized in the statement of financial position and related effect on the income statement (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about financial instruments
The following tables show the carrying amounts and fair values of financial assets and financial liabilities. The tables do not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

As of December 31, 2020 (in thousands of euro)	Book value on the statement of financial position	Fair value through profit and loss(1)	Receivables	Fair value
Financial assets
Non-current financial assets	38,934	38,934		38,934
Trade receivables and others	51,635	—	51,635	51,635
Short-term investments	14,845	14,845	—	14,845
Cash and cash equivalents	136,792	136,792	—	136,792
Total financial assets	242,206	190,571	51,635	242,206

As of December 31, 2020 (in thousands of euro)	Book value on the statement of financial position	Fair value through profit and loss(1)	Debt at amortized cost(3)	Fair value
Financial liabilities
Financial liabilities—non-current portion	16,945	—	16,945	16,945
Financial liabilities—current portion	2,142	—	2,142	2,142
Trade payables and others	29,539	—	29,539	29,539
Total financial liabilities	48,624	—	48,624	48,624

As of December 31, 2021 (in thousands of euro)	Book value on the statement of financial position	Fair value through profit and loss(1)	Receivables	Fair value
Financial assets
Non-current financial assets	39,878	39,878	—	39,878
Trade receivables and others	48,241	—	48,241	48,241
Short-term investments	16,080	16,080	—	16,080
Cash and cash equivalents	103,756	103,756	—	103,756
Total financial assets	207,955	159,714	48,241	207,955

As of December 31, 2021 (in thousands of euro)	Book value on the statement of financial position	Fair value through profit and loss(1)	Debt at amortized cost(3)	Fair value
Financial liabilities
Financial liabilities—non-current portion	13,503	—	13,503	13,503
Financial liabilities—current portion	30,748	—	30,748	30,748
Trade payables and others	28,573	—	28,573	28,573
Total financial liabilities	72,824	—	72,822	72,822

As of December 31, 2022 (in thousands of euro)	Book value on the statement of financial position	Fair value through profit and loss(1)	Receivables	Fair value
Financial assets
Non-current financial assets	35,119	35,119	—	35,119
Trade receivables and others	52,445	—	52,445	52,445
Short-term investments	17,260	17,260	—	17,260
Cash and cash equivalents	84,225	84,225	—	84,225
Total financial assets	189,049	136,604	52,445	189,049

As of December 31, 2022 (in thousands of euro)	Book value on the statement of financial position	Fair value through profit and loss(1)	Debt at amortized cost(3)	Fair value
Financial liabilities
Financial liabilities—non-current portion	40,149	—	40,149	40,149
Financial liabilities—current portion	2,102	—	2,102	2,102
Trade payables and others	20,911	—	20,911	20,911
Total financial liabilities	63,162	—	63,162	63,162
(1)The fair value of financial assets classified as fair value through profit and loss corresponds to the market value of the assets, which are primarily determined using level 2 measurements.
(2)The fair value of financial assets classified as fair value through comprehensive income corresponds to the market value of the assets, which are primarily determined using level 1 measurements.
(3)The book amount of financial assets and liabilities measured at amortized cost was deemed to be a reasonable estimation of fair value.